Financial risk management - Interest rate risk (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (28,546)	£ (28,590)
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(20,230)	(18,639)
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(1,897)	(3,001)
Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(6,478)	(6,974)
Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	59	24
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	157	73
Cash and cash equivalents | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	64	71
Cash and cash equivalents | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	67	10
Cash and cash equivalents | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	26	(8)
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,342	1,998
Financial investments | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,309	1,966
Financial investments | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	33	32
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(31,220)	(30,794)
Borrowings | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(23,163)	(20,969)
Borrowings | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(1,762)	(3,085)
Borrowings | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(6,295)	(6,740)
Borrowings | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(28,721)	(28,723)
Pre-derivative position | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(23,099)	(20,898)
Pre-derivative position | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	614	(1,109)
Pre-derivative position | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(6,295)	(6,740)
Pre-derivative position | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	59	24
Derivative effect
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	175	133
Derivative effect | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,869	2,259
Derivative effect | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(2,511)	(1,892)
Derivative effect | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(183)	(234)
Derivative effect | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0